Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend Income Fund
December 31, 2022
ZMI-NPRT3-0323
1.9884229.105
Domestic Equity Funds - 6.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,036	10,344
Fidelity Series Commodity Strategy Fund (a)	59	6,168
Fidelity Series Large Cap Growth Index Fund (a)	483	6,533
Fidelity Series Large Cap Stock Fund (a)	438	7,236
Fidelity Series Large Cap Value Index Fund (a)	975	13,444
Fidelity Series Small Cap Opportunities Fund (a)	282	3,291
Fidelity Series Small Capital Core Fund (a)	2	23
Fidelity Series Value Discovery Fund (a)	336	4,961
TOTAL DOMESTIC EQUITY FUNDS (Cost $52,345)		52,000

International Equity Funds - 12.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	464	6,086
Fidelity Series Emerging Markets Fund (a)	617	4,777
Fidelity Series Emerging Markets Opportunities Fund (a)	2,754	43,023
Fidelity Series International Growth Fund (a)	948	13,525
Fidelity Series International Index Fund (a)	550	5,638
Fidelity Series International Small Cap Fund (a)	282	4,187
Fidelity Series International Value Fund (a)	1,344	13,483
Fidelity Series Overseas Fund (a)	1,243	13,494
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $107,645)		104,213

Bond Funds - 70.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	17,576	163,107
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	643	4,953
Fidelity Series Corporate Bond Fund (a)	7,176	63,942
Fidelity Series Emerging Markets Debt Fund (a)	586	4,300
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	164	1,422
Fidelity Series Floating Rate High Income Fund (a)	94	822
Fidelity Series Government Bond Index Fund (a)	10,347	94,362
Fidelity Series High Income Fund (a)	540	4,355
Fidelity Series International Credit Fund (a)	7	53
Fidelity Series International Developed Markets Bond Index Fund (a)	3,882	32,651
Fidelity Series Investment Grade Bond Fund (a)	9,846	96,980
Fidelity Series Investment Grade Securitized Fund (a)	7,629	67,746
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,150	36,040
Fidelity Series Real Estate Income Fund (a)	215	2,032
TOTAL BOND FUNDS (Cost $605,360)		572,765

Short-Term Funds - 10.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	18,488	18,488
Fidelity Series Short-Term Credit Fund (a)	1,617	15,440
Fidelity Series Treasury Bill Index Fund (a)	5,371	53,440
TOTAL SHORT-TERM FUNDS (Cost $87,628)		87,368

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $852,978)	816,346
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	816,349

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,097	634,726	468,371	8,130	(15,145)	(12,200)	163,107
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	150	19,624	14,534	307	(95)	(192)	4,953
Fidelity Series Blue Chip Growth Fund	1,939	52,796	40,706	1,369	(2,883)	(802)	10,344
Fidelity Series Canada Fund	1,328	28,178	21,964	188	(889)	(567)	6,086
Fidelity Series Commodity Strategy Fund	2,234	74,678	39,932	24,299	(30,056)	(756)	6,168
Fidelity Series Corporate Bond Fund	12,233	244,268	178,173	3,939	(12,164)	(2,222)	63,942
Fidelity Series Emerging Markets Debt Fund	783	16,829	12,314	436	(999)	1	4,300
Fidelity Series Emerging Markets Debt Local Currency Fund	255	5,431	4,180	-	(161)	77	1,422
Fidelity Series Emerging Markets Fund	952	20,600	14,845	119	(1,529)	(401)	4,777
Fidelity Series Emerging Markets Opportunities Fund	8,577	187,908	139,005	997	(11,893)	(2,564)	43,023
Fidelity Series Floating Rate High Income Fund	153	3,351	2,633	95	(45)	(4)	822
Fidelity Series Government Bond Index Fund	17,110	361,448	267,325	2,974	(14,040)	(2,831)	94,362
Fidelity Series Government Money Market Fund 4.35%	3,791	71,707	57,010	713	-	-	18,488
Fidelity Series High Income Fund	909	17,198	12,883	467	(722)	(147)	4,355
Fidelity Series Inflation-Protected Bond Index Fund	3,009	2,623	5,566	20	70	(136)	-
Fidelity Series International Credit Fund	60	3	-	3	-	(10)	53
Fidelity Series International Developed Markets Bond Index Fund	4,735	124,833	93,233	437	(2,556)	(1,128)	32,651
Fidelity Series International Growth Fund	2,694	58,964	48,353	449	276	(56)	13,525
Fidelity Series International Index Fund	1,138	24,205	19,193	144	(488)	(24)	5,638
Fidelity Series International Small Cap Fund	842	17,227	13,278	248	(415)	(189)	4,187
Fidelity Series International Value Fund	2,710	57,859	45,143	440	(1,804)	(139)	13,483
Fidelity Series Investment Grade Bond Fund	17,995	370,385	272,023	5,502	(15,837)	(3,540)	96,980
Fidelity Series Investment Grade Securitized Fund	12,610	259,094	190,060	2,955	(11,788)	(2,110)	67,746
Fidelity Series Large Cap Growth Index Fund	1,222	32,244	25,937	186	(539)	(457)	6,533
Fidelity Series Large Cap Stock Fund	1,363	37,686	30,556	1,678	(1,093)	(164)	7,236
Fidelity Series Large Cap Value Index Fund	2,612	71,951	60,555	450	(401)	(163)	13,444
Fidelity Series Long-Term Treasury Bond Index Fund	5,590	151,545	103,880	1,715	(13,304)	(3,911)	36,040
Fidelity Series Overseas Fund	2,719	59,137	47,802	237	(536)	(24)	13,494
Fidelity Series Real Estate Income Fund	557	10,719	8,190	501	(825)	(229)	2,032
Fidelity Series Short-Term Credit Fund	3,798	59,357	46,834	501	(849)	(32)	15,440
Fidelity Series Small Cap Opportunities Fund	656	15,525	12,377	635	(491)	(22)	3,291
Fidelity Series Small Capital Core Fund	-	23	-	-	-	-	23
Fidelity Series Treasury Bill Index Fund	11,373	195,076	152,429	2,185	(451)	(129)	53,440
Fidelity Series Value Discovery Fund	965	25,676	21,735	243	110	(55)	4,961
	151,159	3,312,874	2,471,019	62,562	(141,542)	(35,126)	816,346

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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